Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
Stock-based compensation expense was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Research and development	$312	$3,254	$232	$10,191
General and administrative	4,635	7,214	15,657	20,594

Total stock-based compensation expense	$4,947	$10,468	$15,889	$30,785

Stock-based compensation expense was as follows:

	Years Ended December 31,
(in thousands)	2023	2022
Research and development	$13,167	$14,014
General and administrative	27,612	27,301

Total stock-based compensation expense	$40,779	$41,315

Summary of Restricted Common Stock Activity
The following table summarizes restricted common stock activity for the nine months ended September 30, 2024:

	Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2024	3,254,863	$8.73
Granted	245,000	0.77
Forfeited	(1,126,973)	8.34
Vested	(1,252,791)	8.65

Unvested at September 30, 2024	1,120,099	$7.45

The following table summarizes restricted common stock activity for the year ended December 31, 2023:

	Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2023	2,239,106	$13.75
Granted	2,279,994	6.02
Forfeited	(342,732)	11.46
Vested	(921,505)	13.24

Unvested at December 31, 2023	3,254,863	$8.73

Summary of Stock Option Activity
The following table summarizes stock option activity (in thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2024	10,439,751	$13.81	7.95	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(4,367,732)	11.32	—	—

Options outstanding at September 30, 2024	6,072,019	$15.60	6.88	$—

Options vested and exercisable at September 30, 2024	4,579,700	$17.51	6.56	$—

The following table summarizes stock option activity (in thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life	Aggregate Intrinsic Value
Options outstanding at January 1, 2023	7,922,797	$17.81	8.3	$786
Granted	3,779,342	6.24	—	57
Exercised	—	—	—	—
Forfeited	(1,262,388)	16.25	—	82

Options outstanding at December 31, 2023	10,439,751	$13.81	7.9	$—

Options vested and exercisable at December 31, 2023	4,534,147	$18.86	7.2	$—

Schedule of Estimated Fair Value Weighted-Average Assumptions Using Black-Scholes Option-Pricing Model
The fair value was estimated on the date of grant using the Black-Scholes option-pricing model, with the following weighted-average assumptions:

	Years Ended December 31,
	2023	2022
Expected term (in years)	6.11	6.07
Expected volatility	94%	90%
Risk-free interest rate	3.52%	2.00%
Expected dividend yield	—	—
Fair value of common stock	$6.24	$7.48